Interest and Other Income (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest and other income
Interest					$ 11,621
Management fee income					10,202
Other					26,379
Total	24,496	11,903	47,759	38,822	57,910	61,741	55,973
Previously reported
Interest and other income
Interest						20,276	20,415
Management fee income						10,764	10,655
Other						30,702	27,139
Total						61,741	58,209
AeroTurbine
Interest and other income
Engines, parts and supplies	71,711		144,994		71,778
Cost of sales	(62,772)		(123,721)		(62,070)
Gross profit	$ 8,939		$ 21,273		$ 9,708